CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock Common Class A	Common Stock Common Class B	Common Stock Class A common shares Issuable	Additional paid-in capital	Statutory reserve	Retained earnings Cumulative adjustment	Retained earnings	Accumulated other comprehensive income / (loss)	Total TAL Education Group shareholders' equity Cumulative adjustment	Total TAL Education Group shareholders' equity	Noncontrolling Interest	Common Class A	Cumulative adjustment	Total
Balance at Feb. 28, 2019	$ 127	$ 71	$ 1,977	$ 1,485,521	$ 58,690		$ 920,314	$ 17,047		$ 2,483,747	$ 46,730			$ 2,530,477
Balance (in shares) at Feb. 28, 2019	126,501,071	70,556,000
Conversion of Class B common shares to Class A common shares	$ 4	$ (4)
Conversion of Class B common shares to Class A common shares (in shares)	3,614,796	(3,614,796)
Net loss							(110,195)			(110,195)	(17,456)			(127,651)
Provision for statutory reserve					24,022		(24,022)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,239,239
Share-based compensation				116,703						116,703				116,703
Exercise of share options				2,550						2,550				2,550
Exercise of share options (in shares)	114,793
Foreign currency translation adjustment								(47,082)		(47,082)	(1,865)			(48,947)
Net unrealized gains on available-for-sale investments, net								1,122		1,122				1,122
Conversion of convertible bond to Class A common shares				5,250						5,250				5,250
Conversion of convertible bond to Class A common shares (in shares)	401,074
Exercise of capped call option				66,346						66,346				66,346
Acquisition of noncontrolling interests				(672)						(672)	(1,755)			(2,427)
Business acquisitions (Note 3)			$ (1,977)	2,741						764				764
Stock consideration (in shares)	24,702
Capital injection from noncontrolling interests shareholders				(2,797)						(2,797)	2,807			10
Balance at Feb. 29, 2020	$ 133	$ 67		1,675,640	82,712		786,097	(28,913)		2,515,736	28,461			2,544,197
Balance (in shares) at Feb. 29, 2020	132,895,675	66,941,204
Conversion of Class B common shares to Class A common shares (in shares)	2,000	(2,000)
Net loss							(115,990)			(115,990)	(27,060)			(143,050)
Provision for statutory reserve					38,573		(38,573)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,240,585
Share-based compensation				195,000						195,000				195,000
Exercise of share options				8,352						8,352				8,352
Exercise of share options (in shares)	359,178
Share repurchases				(9,852)						(9,852)				(9,852)
Share repurchases (in shares)	(61,667)											(61,667)
Foreign currency translation adjustment								98,065		98,065	1,264			99,329
Net unrealized gains on available-for-sale investments, net								17,169		17,169				17,169
Business acquisitions (Note 3)											(629)			(629)
Disposal of a subsidiary											(1,084)			(1,084)
Class A Common shares issued under private placements (Note 18)	$ 13			2,499,987						2,500,000				2,500,000
Class A Common shares issued under private placements (Note 18) (in shares)	12,559,807
Balance at Feb. 28, 2021	$ 148	$ 67		4,369,125	121,285	$ (6,651)	624,883	86,321	$ (6,651)	5,201,829	952		$ (6,651)	5,202,781
Balance (in shares) at Feb. 28, 2021	147,995,578	66,939,204
Conversion of Class B common shares to Class A common shares	$ 18	$ (18)
Conversion of Class B common shares to Class A common shares (in shares)	17,785,600	(17,785,600)
Net loss							(1,136,115)			(1,136,115)	(28,220)			(1,164,335)
Provision for statutory reserve					33,077		(33,077)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 3			9,380						9,383				9,383
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,455,216
Share-based compensation				174,832						174,832				174,832
Exercise of share options				1,203						1,203				1,203
Exercise of share options (in shares)	56,296
Share repurchases	$ (2)			(196,275)						(196,277)				(196,277)
Share repurchases (in shares)	(1,506,667)											(1,506,667)
Foreign currency translation adjustment								25,853		25,853	(621)			25,232
Net unrealized gains on available-for-sale investments, net								(50,557)		(50,557)				(50,557)
Balance at Feb. 28, 2022	$ 167	$ 49		$ 4,358,265	$ 154,362		$ (544,309)	$ 61,617		$ 4,030,151	$ (27,889)			$ 4,002,262
Balance (in shares) at Feb. 28, 2022	166,786,023	49,153,604